CONVERTIBLE PROMISSORY NOTES (Details)	Jun. 10, 2013 USD ($) $ / shares	Jun. 10, 2013 CNY (¥)	Jun. 10, 2011 $ / shares
Conversion price per share			$ 3.89
Share Price			$ 4.91
Convertible Promissory Note | 2013 Notes
Principal amount	$ 21,122,500	¥ 130,769,398
Annual interest rate	0.00%	0.00%
Conversion price per share	$ 3.89
Share Price	$ 3.89